LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Long-Term Bank Loan
	December 31,
	2020	2021
	in USD thousands

Total loan balance	5,832	2,757
Less current maturities	(3,092)	(2,757)
Long-term portion of loan	2,740	-